Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the CenterPoint Energy Savings Plan (the Plan) provides only general information. Participants (as defined below) should refer to the Plan document for a more complete description of the Plan’s provisions. In the case of any discrepancy between this summary and the Plan document, the Plan document will govern.

(a)General

The Plan is a defined contribution plan established in accordance with Sections 401(a) and 401(k) of the Internal Revenue Code of 1986, as amended (IRC), and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Participants include all employees of CenterPoint Energy, Inc. (Company or CenterPoint Energy) and those subsidiaries and affiliates of the Company that have adopted the Plan except (a) employees covered by a collective bargaining agreement unless such agreement provides for participation in the Plan, (b) leased employees, (c) independent contractors and (d) non-resident aliens who receive no United States sourced income (Participants).

(b)Contributions

Participants may make pre-tax and/or Roth contributions up to 50% of eligible compensation, not to exceed the Internal Revenue Service (IRS) limits as defined in the Plan, except that certain bargaining unit Participants may contribute more than 50% of any bonus compensation in accordance with the terms of the Plan and the applicable collective bargaining agreement. Participants may also make after-tax contributions of up to 16% of eligible compensation, not to exceed the IRS limits as defined in the Plan. Active Participants age 50 or over may contribute an additional pre-tax and/or Roth contribution not to exceed the IRS limit (for 2025, $7,500 or $11,250 for Participants who attained at least age 60, but not age 64, before the end of the year); however, effective January 1, 2026, Participants with prior year wages exceeding the applicable IRS threshold may elect such “catch-up” contributions only on a Roth basis. The Company does not provide Company matching contributions on “catch-up” contributions. Participants may also contribute amounts representing rollover eligible distributions from other qualified defined benefit or defined contribution plans, IRC Section 403(b) annuity plans, IRC Section 457 governmental plans or individual retirement accounts. Participants direct their contributions into the various eligible investment options offered by the Plan. Contributions are subject to certain limitations as set forth under the IRC or the limits set forth in the Plan document.

All new employees are automatically enrolled in the Plan to make pre-tax contributions unless they elect otherwise. An employee who has been automatically enrolled is deemed to have elected to defer pre-tax contributions at a rate of 6% (3% for certain bargaining unit Participants) of eligible compensation (Automatic Contributions). A notice is provided to all employees who are scheduled to be automatically enrolled in the Plan (Automatic Enrollment Notice). In general, an employee has 30 days after receiving the Automatic Enrollment Notice to elect not to make any pre-tax contributions or choose a different contribution percentage.

Contributions, including all related employer matching contributions, made under the Automatic Contribution provision of the Plan are invested in the default investment fund as defined in the Plan unless the Participant elects otherwise. In addition, if a Participant is making contributions to the Plan from eligible regular pay, unless the Participant elects otherwise, his or her deferral rate is automatically increased by 1% on the first business day of April each year, up to a 10% maximum total deferral rate from regular pay. Employees may elect to change their contribution percentages and/or direct contributions to any of the investment options offered under the Plan at any time.

The Company matches 100% of the first 6% of eligible compensation contributed by a Participant to the Plan (excluding catch-up contributions) except with respect to (1) certain grandfathered non-bargaining unit Participants actively accruing benefits under a qualified defined benefit plan of the Company or an affiliate other than a cash balance benefit (Grandfathered Retirement Plan Participants) and (2) certain bargaining unit Participants. With respect to a Grandfathered Retirement Plan Participant, the Company matches 50% of the first 6% of eligible compensation contributed by such Participant. With respect to certain bargaining unit Participants, Company matching contributions are made in accordance with the Plan document and the applicable collective bargaining agreement and are generally 50% of the first 5%, 6%, or 8% of eligible compensation contributed by the Participant. Company matching contributions for certain bargaining unit Participants covered under the Utility Workers Union of America, Local 175 (UWUA) agreement are limited to $1,400 per year. Company matching contributions are made each pay period. If a Participant’s contributions stop during the year due to reaching an IRS limit or vary during the year, the matching contributions the Participant receives may be less than the amount that would have been provided if determined on a plan-year basis rather than by pay period. In such cases, the Company will make a true-up matching contribution after year-end equal to the difference, subject to IRS limits.

The Company also makes non-matching contributions equal to 3% of eligible compensation for Participants who are not eligible to accrue benefits, other than interest credits, under any qualified defined benefit plan of the Company or any of its subsidiaries or affiliates (other than certain Grandfathered Retirement Plan Participants who were employed by Indiana Energy, Inc. or one of its subsidiaries on December 31, 1998 and met certain age and service requirements), except that for certain bargaining unit Participants, the Company makes different non-matching contributions in accordance with the Plan document and the applicable collective bargaining agreement. Employer contributions (matching and non-matching) are made in the form of cash and are invested in accordance with Participant elections.

The CenterPoint Energy, Inc. Common Stock Fund (Company Stock Fund) is an investment option under the Plan. A Participant may not elect (i) that more than 25% of future contributions (including Company matching and non-matching contributions) be invested in the Company Stock Fund or (ii) a transfer of any portion of his or her current account balance that would result in more than 25% of the total account balance invested in the Company Stock Fund. Furthermore, any transfer of funds into or out of the Company Stock Fund and other elections under the Plan that impact investments in the Company Stock Fund are subject to the Company’s Insider Trading Policy. In addition, Participants may elect to have dividends paid on their investment in the Company Stock Fund either reinvested in the Company Stock Fund or paid to them in cash, and they can transfer all or part of their investment in the Company Stock Fund to the other investment options offered by the Plan.

(c)Investment Options

The Plan offered the following designated investment funds (Funds) as of December 31, 2025:

•Company Stock Fund
•Fixed Income Fund
•International Equity Fund
•Large Company Growth Fund
•Large Company Value Fund
•S&P 500 Index Fund
•Small Company Fund
•Stable Value Fund
•Vanguard Target Retirement Income Fund
•Vanguard Target Retirement 2020 Fund
•Vanguard Target Retirement 2025 Fund
•Vanguard Target Retirement 2030 Fund
•Vanguard Target Retirement 2035 Fund
•Vanguard Target Retirement 2040 Fund
•Vanguard Target Retirement 2045 Fund
•Vanguard Target Retirement 2050 Fund
•Vanguard Target Retirement 2055 Fund
•Vanguard Target Retirement 2060 Fund
•Vanguard Target Retirement 2065 Fund
•Vanguard Target Retirement 2070 Fund

Upon enrollment in the Plan, Participants may direct contributions, in 1% increments, in any of the designated investment options subject to certain limitations on investments in the Company Stock Fund as previously described. Participants should refer to the Plan prospectus for a detailed description of each Fund.

Effective June 2, 2025 a self-directed brokerage account option is also available under the Plan, which provides Participants access to thousands of publicly traded mutual funds. Any investment through the self-directed brokerage account is voluntary and at the direction of the Participant, provided that a minimum of $1,000 must remain invested in the Funds. Effective August 25, 2025, Participants may also elect to invest up to 90% of future contributions directly in the self-directed brokerage account. A minimum of 10% of future contributions must be invested in the Funds.
(d)Participant Accounts

Individual accounts are maintained for each Participant. Each Participant’s account is credited with the Participant’s contributions and with allocations of the Company contributions and Plan earnings. Each Participant’s account is also charged with an allocation of administrative expenses. Participants are entitled to their vested account balance.

(e)Vesting, Forfeitures, and Excess Contributions

Participants are vested immediately in their elective contributions plus earnings thereon. Participants hired before January 1, 2024, other than certain bargaining unit employees, are also immediately fully vested in all Company contributions and actual earnings thereon. With respect to certain bargaining unit Participants, Company contributions vest in accordance with the Plan document and the applicable collective bargaining agreement, generally, ratably in 20% increments over five years. With respect to non-union and certain union Participants hired on or after January 1, 2024, Company contributions fully vest after two years of service. Notwithstanding the foregoing vesting schedules, in all cases, Participants become fully vested upon reaching normal retirement age (age 65), becoming disabled (as defined in the Plan), death while an employee, or termination or partial termination of the Plan. Forfeitures may be used to reduce future employer contributions. The amounts so utilized from forfeited non-vested accounts for the years ended December 31, 2025 and 2024 were $441 thousand and $84 thousand, respectively. Contributions made to the Plan by or for the benefit of highly compensated employees may be returned to them or forfeited, as applicable, if the Plan fails discrimination testing.

(f)Notes Receivable from Participants

Participants may borrow against their vested account balance. The maximum amount that a Participant may borrow is the lesser of (a) $50,000, reduced by the excess, if any, of the highest outstanding balance of loans to the Participant from all plans maintained by the Company or an affiliated entity during the one-year period ending on the day before the date on which such loan is made, over the outstanding balance of loans from the Plan on the date on which such loan is made or (b) 50% of the value of the Participant’s vested account balance under the Plan.

The loans are secured by the pledge of a portion of the Participant’s right, title and value of the Participant’s vested account balance under the Plan as determined immediately after the loans are made. The minimum loan amount is $500. Loans may be repaid over a period of up to five years and are subject to a $50 origination fee. Interest rates for loans originated from the Plan are fixed at the prime rate listed in The Wall Street Journal for the first of each month in which the loan is requested plus 1%. Loans that were rolled over from another qualified plan in connection with an acquisition or other business transaction maintain their original terms of the loan (including interest rate used for the loan). Loan transactions are treated as a transfer to (from) the investment fund from (to) notes receivable from Participants.

(g)Payment of Benefits

Upon termination of employment, a Participant whose account exceeds $7,000 (or $5,000 prior to June 10, 2024) may elect, upon written request at any time, to receive a distribution in a single lump-sum payment or fixed monthly, quarterly, semi-annual or annual installments over a period of ten years or less. A Participant may also elect a partial distribution of his or her account upon termination of employment. Such distributions are generally paid in the form of cash; however, if the Participant has investments in the Company Stock Fund, the Participant may elect an in-kind distribution of the Participant’s account balance in the Company Stock Fund.

Generally, to the extent a Participant has not requested a distribution by the time he or she reaches the applicable age under the IRC, required minimum distributions will be made consistent with the terms and conditions of the Plan and the requirements of the IRC. Immediate lump-sum distributions are made for accounts which do not exceed $7,000 (or $5,000 prior to June 10, 2024), subject to direct roll-over to an individual retirement account if greater than $1,000 but not exceeding $7,000 (or $5,000 prior to June 10, 2024), unless the Participant directs the distribution otherwise.

A Participant who is under the age of 59½ may make a withdrawal from amounts attributable to after-tax contributions, roll-over contributions, the vested portion of prior Plan accounts, and associated earnings, as applicable. If a Participant is under the age of 59½ and has less than five years of service and withdraws after-tax matched contributions, the Participant will be suspended from making after-tax contributions to the Plan for six months. A Participant who is age 59½ or older may make unlimited withdrawals from pre-tax contributions, Roth contributions, after-tax contributions, company matching and/or non-matching contributions if fully vested in those contributions, the vested portion of prior Plan accounts, rollover accounts and any associated earnings.

The Plan also allows active Participants to apply for a “hardship” withdrawal from amounts attributable to pre-tax or Roth contributions (not including any earnings and gains thereon) in accordance with Plan provisions. Further, certain bargaining unit Participants automatically enrolled in the Plan may elect, within 90 days after the date on which Automatic Contributions are first taken from their eligible compensation, to withdraw such Automatic Contributions.

(h)Administration

The assets of the Plan are held in trust by The Northern Trust Company (Trustee). Voya Institutional Plan Services, LLC is the recordkeeper for the Plan. The Benefits Committee of CenterPoint Energy, Inc. (Committee), appointed by the Board of Directors of the Company, is the Plan Administrator (Plan Administrator). The Committee retains an independent investment consultant to provide investment advice with respect to the Funds other than the Company Stock Fund. Changes to the Company Stock Fund may be made only by the Board of Directors of the Company.

(i)Termination of the Plan

Although it has not expressed any intent to do so, the Company may terminate the Plan at any time subject to the provisions of ERISA and must give written notice to the Trustee.

(j)Subsequent Events
In preparing the accompanying financial statements, Plan management has reviewed all known events that have occurred after December 31, 2025, and through June 24, 2026, the date the financial statements were available to be issued, for inclusion in the financial statements and notes.